Cover	Sep. 29, 2023
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On October 5, 2023, NKGen Biotech, Inc. (f/k/a Graf Acquisition Corp. IV) (the "Company") filed a Current Report on Form 8-K (the "Original 8-K") with the Securities Exchange Commission ("SEC") to report, among other events, the consummation of the Business Combination (as defined in the Original 8-K) on September 29, 2023. The Company is filing the Amendment No.1 on Form 8-K/A (this "Amendment") to amend the Original 8-K and to replace the Unaudited Pro Forma Condensed Combined Financial Information of the Company as of and for the six months ended June 30, 2023 and the year ended December 31, 2022, included as Exhibit 99.3.
Document Period End Date	Sep. 29, 2023
Entity File Number	001-40427
Entity Registrant Name	NKGen Biotech, Inc.
Entity Central Index Key	0001845459
Entity Tax Identification Number	86-2191918
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3001 Daimler St
Entity Address, City or Town	Santa Ana
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92705
City Area Code	949
Local Phone Number	396-6830
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	NKGN
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	NKGNW
Security Exchange Name	NASDAQ